Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net
The following is a summary of property and equipment, net:

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Leasehold improvements	51,186	76,772	118,581
Servers and computers	481,695	765,110	1,286,310
Others	19,127	23,211	30,750

Total	552,008	865,093	1,435,641
Less: accumulated depreciation	(157,110)	(349,006)	(673,700)

Net book value	394,898	516,087	761,941

Depreciation expenses were RMB99.7 million, RMB191.8 million and RMB326.5 million for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group had performed the impairment assessment of property and equipment and considered the relevant events and circumstances that might indicate potential impairment and concluded that there was no impairment indicator. No impairment charge
was recognized for any of periods presented.